Vessel Operating and Voyage Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 6,236,241	$ 1,291,082
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	2,650,534	848,575
Lubricants	881,925	130,009
Insurances	850,984	193,912
Tonnage taxes	187,345	53,840
Other	459,866	86,918
Total Vessel operating expenses	11,266,895	2,604,336
Voyage Expenses [Abstract]
Brokerage commissions	359,254	66,585
Brokerage commissions- related party	364,540	55,281
Port & other expenses	461,219	122,469
Bunkers consumption	866,090	0
Loss/(Gain) on bunkers	(1,109,510)	15,265
Total Voyage expenses	$ 941,593	$ 259,600